EMPLOYEE RETIREMENT BENEFIT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Employee Retirement Benefit [Abstract]
EMPLOYEE RETIREMENT BENEFIT
16.  EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $23,025 and $20,442 for the three months ended September 30, 2013 and 2012, respectively, and $66,907 and $59,283 for the nine months ended September 30, 2013 and 2012, respectively.

16.	EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the general administration expenses when incurred. The contributions made by the Company were $80,996 and $67,462 for the years ended December 31, 2012 and 2011, respectively.